Shareholder Report, Average Annual Return (Details) 197245_Pacer US Cash Cows Growth ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	84 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer US Cash Cows Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Cash Cows Growth ETF NAV
Average Annual Return, Percent	27.29%	10.07%	13.36%
Pacer US Cash Cows Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Cash Cows Growth Index
Average Annual Return, Percent	28.10%	10.33%	13.62%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	15.59%
S&P 900 Pure Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 900 Pure Growth Index
Average Annual Return, Percent	37.46%	8.37%	12.47%